Financial instruments (Details 16) (Recurring basis, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	114	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	90
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	90
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	90
Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	55	100	25
Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	5,564	6,417	5,356
Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	1,129	1,202	1,357
Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(5)	(11)
Correlation (in %)	17.00%	9.00%
Gap risk (in %)		20.00%
Mean reversion (in %)	5.00%	5.00%
Prepayment rate (in %)	5.00%	0.00%
Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	148	85
Correlation (in %)	99.00%	100.00%
Gap risk (in %)		20.00%
Mean reversion (in %)	10.00%	10.00%
Prepayment rate (in %)	31.00%	33.00%
Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	74	44
Correlation (in %)	62.00%	78.00%
Gap risk (in %)		20.00%
Mean reversion (in %)	6.00%	9.00%
Prepayment rate (in %)	23.00%	21.00%
Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	938	560	1,648
Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	19.00%	22.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	31.00%	33.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	48.00%	50.00%
Prepayment rate (in %)	25.00%	28.00%
Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	1,230	2,760	819
Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)		51
Correlation (in %)	34.00%	9.00%
Credit spread (in bp)	1	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	14.00%	0.00%
Discount rate (in %)	4.00%	2.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	6.00%	10.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)		82
Correlation (in %)	98.00%	94.00%
Credit spread (in bp)	2,052	6,087
Prepayment rate (in %)	17.00%	12.00%
Recovery rate (in %)	77.00%	75.00%
Discount rate (in %)	29.00%	34.00%
Default rate (in %)	15.00%	43.00%
Loss severity (in %)	100.00%	100.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)		64
Correlation (in %)	55.00%	57.00%
Credit spread (in bp)	252	508
Prepayment rate (in %)	2.00%	4.00%
Recovery rate (in %)	43.00%	28.00%
Discount rate (in %)	14.00%	17.00%
Default rate (in %)	6.00%	7.00%
Loss severity (in %)	62.00%	65.00%
Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	1,896	1,466	1,003
Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(83.00%)	(88.00%)
Skew (in %)	79.00%	44.00%
Volatility (in %)	2.00%	1.00%
Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	96.00%	97.00%
Skew (in %)	152.00%	260.00%
Volatility (in %)	252.00%	276.00%
Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	68.00%
Correlation (in %)	14.00%	17.00%
Skew (in %)	118.00%	110.00%
Volatility (in %)	26.00%	27.00%
Short-term borrowings.
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	165	95	124
Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	9,780	14,608	10,098
Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	6,217	10,267	6,189
Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		8,002
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(83.00%)	(88.00%)
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	5.00%	4.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	99.00%
Gap risk (in %)	5.00%	3.00%
Volatility (in %)	252.00%	276.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	68.00%
Correlation (in %)	16.00%	18.00%
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	28.00%	30.00%
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		515
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		228
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		597
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		455
Long-term debt | Long-term debt - of which nonrecourse liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	2,552	2,952	2,551
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	2,105	2,766
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Maximum
Unobservable input
Price (in %)	217.00%	109.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Weighted average
Unobservable input
Price (in %)	104.00%	99.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	301	90
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Maximum
Unobservable input
Price (in %)	93.00%	100.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Weighted average
Unobservable input
Price (in %)	13.00%	7.00%
Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	2,861	3,363	2,848
Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	1,143	616	1,160
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	195	124
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	813	852
Recovery rate (in %)	23.00%	39.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,362	1,286
Recovery rate (in %)	23.00%	39.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	1,185	912
Recovery rate (in %)	23.00%	39.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	829	450
Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	103.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	63.00%	63.00%
Liabilities:
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	18,539	24,583	18,451
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	114	0	0
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	90
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	90
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	90
Bank | Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	55	100	25
Bank | Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	5,564	6,417	5,356
Bank | Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	1,129	1,202	1,357
Bank | Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(5)	(11)
Correlation (in %)	17.00%	9.00%
Gap risk (in %)		20.00%
Mean reversion (in %)	5.00%	5.00%
Prepayment rate (in %)	5.00%	0.00%
Bank | Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	148	85
Correlation (in %)	99.00%	100.00%
Gap risk (in %)		20.00%
Mean reversion (in %)	10.00%	10.00%
Prepayment rate (in %)	31.00%	33.00%
Bank | Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	74	44
Correlation (in %)	62.00%	78.00%
Gap risk (in %)		20.00%
Mean reversion (in %)	6.00%	9.00%
Prepayment rate (in %)	23.00%	21.00%
Bank | Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	938	560	1,648
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	19.00%	22.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	31.00%	33.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	48.00%	50.00%
Prepayment rate (in %)	25.00%	28.00%
Bank | Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	1,230	2,760	819
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)		51
Correlation (in %)	34.00%	9.00%
Credit spread (in bp)	1	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	14.00%	0.00%
Discount rate (in %)	4.00%	2.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	6.00%	10.00%
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)		82
Correlation (in %)	98.00%	94.00%
Credit spread (in bp)	2,052	6,087
Prepayment rate (in %)	17.00%	12.00%
Recovery rate (in %)	77.00%	75.00%
Discount rate (in %)	29.00%	34.00%
Default rate (in %)	15.00%	43.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)		64
Correlation (in %)	55.00%	57.00%
Credit spread (in bp)	252	508
Prepayment rate (in %)	2.00%	4.00%
Recovery rate (in %)	43.00%	28.00%
Discount rate (in %)	14.00%	17.00%
Default rate (in %)	6.00%	7.00%
Loss severity (in %)	62.00%	65.00%
Bank | Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	1,896	1,466	1,003
Bank | Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(83.00%)	(88.00%)
Skew (in %)	79.00%	44.00%
Volatility (in %)	2.00%	1.00%
Bank | Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	96.00%	97.00%
Skew (in %)	152.00%	260.00%
Volatility (in %)	252.00%	276.00%
Bank | Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	68.00%
Correlation (in %)	14.00%	17.00%
Skew (in %)	118.00%	110.00%
Volatility (in %)	26.00%	27.00%
Bank | Short-term borrowings.
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	165	95	124
Bank | Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	9,780	14,608	10,098
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	6,217	10,267	6,189
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		8,002
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(83.00%)	(88.00%)
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	5.00%	4.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	99.00%
Gap risk (in %)	5.00%	3.00%
Volatility (in %)	252.00%	276.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	68.00%
Correlation (in %)	16.00%	18.00%
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	28.00%	30.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		515
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		228
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		597
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		455
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	2,552	2,952	2,551
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	2,105	2,766
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Maximum
Unobservable input
Price (in %)	217.00%	109.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Weighted average
Unobservable input
Price (in %)	104.00%	99.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	301	90
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Maximum
Unobservable input
Price (in %)	93.00%	100.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Weighted average
Unobservable input
Price (in %)	13.00%	7.00%
Bank | Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	2,859	3,358	2,847
Bank | Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	1,143	616	1,160
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	195	124
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	813	852
Recovery rate (in %)	23.00%	39.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,362	1,286
Recovery rate (in %)	23.00%	39.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	1,185	912
Recovery rate (in %)	23.00%	39.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	829	450
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	103.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	63.00%	63.00%
Bank | Liabilities:
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	18,537	24,578	18,450